Accrued Expenses and Other Current Liabilities	12 Months Ended
Feb. 29, 2024
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

8. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of
	February 28, 2023	February 29, 2024
	RMB	RMB	USD
Payable for funding commitments (1)	45,000	45,000	6,252
Accrued employee payroll and welfare benefits	3,443	3,712	516
Default payable (2)	1,520	871	121
Other taxes payable (3)	887	3,540	492
Refund liabilities	408	454	63
Professional service fee payable	1,076	—	—
Others	7,208	12,463	1,731
Total	59,542	66,040	9,175

(1) As of February 28, 2023 and February 29, 2024, RMB45,000 (US$6,252) has been accrued as marketing expenses, according to the funding commitment with Shanghai East Normal University Education Development Fund for public welfare purpose.

(2) Default payable represents payable for the early terminated lease contracts.

(3) Other taxes payable consists of value added tax payable, withholding individual tax payable and other tax payable.